12. Regulatory Matters (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Total capital (to Risk-Weighted Assets) | Consolidated
Actual, amount	$ 149,076	$ 138,492
Actual, ratio	16.15%	16.06%
For Capital Adequacy Purposes, amount	$ 91,133	$ 79,758
For Capital Adequacy Purposes, ratio	9.88%	9.25%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 0	$ 0
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	0.00%	0.00%
Total capital (to Risk-Weighted Assets) | Bank
Actual, amount	$ 146,640	$ 136,299
Actual, ratio	15.91%	15.83%
For Capital Adequacy Purposes, amount	$ 90,995	$ 79,627
For Capital Adequacy Purposes, ratio	9.88%	9.25%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 92,147	$ 86,084
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	10.00%	10.00%
Tier 1 Capital (to Risk- Weighted Assets) | Consolidated
Actual, amount	$ 142,631	$ 132,126
Actual, ratio	15.46%	15.32%
For Capital Adequacy Purposes, amount	$ 72,676	$ 62,513
For Capital Adequacy Purposes, ratio	7.88%	7.25%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 0	$ 0
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	0.00%	0.00%
Tier 1 Capital (to Risk- Weighted Assets) | Bank
Actual, amount	$ 140,195	$ 129,933
Actual, ratio	15.21%	15.09%
For Capital Adequacy Purposes, amount	$ 72,566	$ 62,411
For Capital Adequacy Purposes, ratio	7.88%	7.25%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 73,717	$ 68,867
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	8.00%	8.00%
Tier 1 Capital (Average Assets) | Consolidated
Actual, amount	$ 142,631	$ 132,126
Actual, ratio	13.05%	11.94%
For Capital Adequacy Purposes, amount	$ 43,723	$ 44,255
For Capital Adequacy Purposes, ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 0	$ 0
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	0.00%	0.00%
Tier 1 Capital (Average Assets) | Bank
Actual, amount	$ 140,195	$ 129,933
Actual, ratio	12.76%	11.69%
For Capital Adequacy Purposes, amount	$ 43,950	$ 44,475
For Capital Adequacy Purposes, ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 54,937	$ 55,594
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	5.00%	5.00%
Common Equity Tier 1 (to Risk-Weighted Assets) | Consolidated
Actual, amount	$ 122,631	$ 112,126
Actual, ratio	13.29%	13.00%
For Capital Adequacy Purposes, amount	$ 58,833	$ 49,579
For Capital Adequacy Purposes, ratio	6.38%	5.75%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 0	$ 0
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	0.00%	0.00%
Common Equity Tier 1 (to Risk-Weighted Assets) | Bank
Actual, amount	$ 140,195	$ 129,933
Actual, ratio	15.21%	15.09%
For Capital Adequacy Purposes, amount	$ 58,744	$ 49,498
For Capital Adequacy Purposes, ratio	6.38%	5.75%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 59,895	$ 55,954
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	6.50%	6.50%